CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents
Cash and banks	R$ 6,561,558	R$ 8,064,193
Cash equivalents
Cash and cash equivalents	R$ 8,345,871	9,505,951	R$ 13,590,776	R$ 6,835,057
Fixed | Cash and banks
Cash equivalents
Average yield p.a. %	5.50%
Domestic (Brazil)
Cash equivalents
Fixed-term deposits	R$ 1,784,313	R$ 1,441,758
Domestic (Brazil) | CDI | Fixed-term deposits
Cash equivalents
Percentage of basis used to calculate interest rate	102.78%